ACQUISTIONS (Details) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
		Jan. 20, 2015	May 31, 2016	Feb. 29, 2016	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition
Daily fee plus operating expenses for right to use vessel	[1]				$ 7,360	$ 8,280			$ 21,920	$ 33,275
Golar Tundra
Business Acquisition
Period after NOR, payments begin to accrue									30 days
Period after NOR, delays in project have continued									120 days
Interest in entities acquired			100.00%
Golar Eskimo
Business Acquisition
Purchase price		$ 226,010
Interest in entities acquired		100.00%
Purchase consideration		$ 388,800
Assumed long-term debt		$ 162,830
Revenue contributed by acquiree						14,300	$ 22,000	$ 36,200
Net income contributed by acquiree						$ 10,800		$ 23,200
Golar | Golar Tundra
Business Acquisition
Purchase price			$ 330,000	$ 330,000
Golar | Golar Eskimo
Business Acquisition
Daily fee plus operating expenses for right to use vessel							$ 22,000
West Africa Gas Limited [Member] | Golar Tundra
Business Acquisition
Duration of Charter									5 years

[1]	This includes amounts arising from transactions with related parties (see note 11).